SCHEDULE OF ESTIMATE USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Mar. 31, 2022
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful lives	5 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful lives	5 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life of property plant and equipment	5 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Useful life of property plant and equipment	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Useful life of property plant and equipment	Over the lease terms